Segment disclosures - Summary of Sales and Non-current Assets, Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Total revenues	$ 252,530	$ 224,352
Total non-current assets	381,123	438,225
USA
Disclosure of geographical areas [line items]
Total revenues	234,858	202,886
Total non-current assets	374,814	431,225
Canada
Disclosure of geographical areas [line items]
Total revenues	3,785	5,334
Total non-current assets	6,309	7,000
All other countries
Disclosure of geographical areas [line items]
Total revenues	$ 13,887	$ 16,132